DIVESTITURE (Tables)	9 Months Ended
Sep. 30, 2017
Non-current Asset Held For Sale And Discontinued Operations [Abstract]
Sale Of Ownership Interest In Associates
The following represents the Company's 30% interest in the Côté Gold Project which was sold to SMM on June 20, 2017:

Carrying amount	Notes	30% disposal
Current assets		$0.1
Exploration and evaluation assets	12	167.3
Non-current assets		0.6
Current liabilities		(0.1)
Other non-current liabilities		(0.3)
		$167.6
The following represents the Company's gain recorded on the sale of a 30% interest in the Côté Gold Project to SMM:

	Notes
Gross sale consideration		$195.0
Less:
Sale of a 30% interest in the Côté Gold Project		(167.6)
Transaction costs		(6.4)
Time value discount on long-term receivable		(1.8)
Gain on sale of a 30% interest in the Côté Gold Project	25	$19.2